RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2023
RESEARCH AND DEVELOPMENT EXPENSES.
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 20 - RESEARCH AND DEVELOPMENT EXPENSES:

	Year Ended December 31,
	2023	2022	2021

	U.S. dollars in thousands
Payroll and related expenses	390	661	839
Professional services	605	1,210	1,821
Share-based payments	138	1,151	1,910
Clinical and pre-clinical trials	1,891	3,872	23,905
Intellectual property development	222	180	349
Other	282	205	674
	3,528	7,279	29,498